FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of contractual undiscounted future cash flow requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements of the Company’s financial liabilities as of December 31, 2025.

In millions	2026	2027	2028	2029	2030	Thereafter	Total
Non-current borrowings	$—	$—	$—	$—	$—	$800.0	$800.0
Interest on borrowings (1)	55.6	54.0	54.0	54.0	54.0	24.8	296.4
Lease liabilities	198.8	166.7	137.9	111.5	82.3	280.4	977.6
Other borrowings	142.8	—	—	—	—	—	142.8
Derivative financial liabilities	4,687.2	346.2	—	—	—	—	5,033.4
Accounts payable	769.8	—	—	—	—	—	769.8
Total	$5,854.2	$566.9	$191.9	$165.5	$136.3	$1,105.2	$8,020.0
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(1)Interest on borrowings is calculated based on the loan balance and the interest rate on the Senior Secured Notes, which bear interest at a rate of 6.75%, and the outstanding China Facilities which bear interest at rates of 2.15% and 2.20%. Refer to Note 19. Borrowings for additional information.

Schedule of changes in liabilities arising from financing activities

In millions	Current borrowings	Non-current borrowings	Lease liabilities	Derivative financial instruments
Balance at January 1, 2024	$381.0	$5,940.4	$339.8	$33.0
Cash flows	(226.9)	(2,501.7)	(124.7)	(18.2)
Foreign exchange movement	(17.6)	(85.9)	—	—
Changes in fair values	—	—	—	9.4
Changes in leases	—	—	340.8	—
Equitization	—	(2,562.0)	—	—
Balance at December 31, 2024	136.5	790.8	555.9	24.2
Cash flows	3.5	—	(145.6)	(17.5)
Foreign exchange movement	2.8	—	—	—
Changes in fair values	—	—	—	64.7
Changes in leases	—	—	407.7	—
Amortization of discount	—	1.5	—	—
Balance at December 31, 2025	$142.8	$792.3	$818.0	$71.4

Schedule of monetary assets/(liabilities) in currencies
The following tables summarize the monetary assets/(liabilities) in currencies to which the Company has significant exposure. The information is inclusive of the impact of forward contracts in place to hedge the foreign currency exposures.

December 31, 2025	Currency of assets/(liabilities)
In millions	USD	RMB	EUR	GBP	JPY	SEK	CHF	CAD
Interest-bearing intercompany receivables	$444.9	N/A	$222.5	N/A	$13.6	$2.2	N/A	$136.9
Interest-bearing intercompany liabilities	(1,357.4)	(484.2)	N/A	(28.4)	N/A	(1.4)	(3.9)	N/A
Non interest-bearing receivables and payables	(246.3)	170.0	(7.6)	9.7	10.0	8.1	5.3	7.5
Foreign exchange derivatives	1,211.6	(257.0)	(253.6)	(119.3)	(135.7)	(83.6)	(73.9)	(122.6)

December 31, 2024	Currency of assets/(liabilities)
In millions	USD	RMB	EUR	GBP	SEK	CHF	CAD
Interest-bearing intercompany receivables	$342.8	N/A	N/A	N/A	$6.0	$6.3	$89.7
Interest-bearing intercompany liabilities	(1,264.5)	(396.1)	115.8	(25.5)	N/A	N/A	N/A
Non interest-bearing receivables and payables	(205.3)	182.3	(4.1)	8.8	8.6	4.9	8.2
Foreign exchange derivatives	475.9	186.0	(299.8)	(106.6)	(80.0)	(75.1)	(100.4)

Schedule of unrealized gains/(losses) included in accumulated other comprehensive income
The following unrealized gains/(losses) were included in accumulated other comprehensive income:

	For the year ended December 31,
In millions	2025	2024	2023
Foreign exchange derivatives designated as cash flow hedges	$(42.8)	$20.7	$(11.6)
The Company reclassified the following gains/(losses) on derivatives designated as cash flow hedges from accumulated other comprehensive income to locations on the consolidated statement of income and loss as follows:

	For the year ended December 31,
In millions	2025	2024	2023
Cost of sales	$(1.5)	$1.1	$18.2
Foreign currency exchange gains/(losses), net & other finance costs	(8.1)	1.6	—
The following unrealized gains/(losses) were included in accumulated other comprehensive income:

	For the year ended December 31,
In millions	2025	2024	2023
Cross-currency swaps designated as net investment hedges	$1.2	$(1.0)	$—
The following unrealized gains were included in accumulated other comprehensive income:

	For the year ended December 31,
In millions	2025	2024	2023
Interest rate swaps and options designated as cash flow hedges	$—	$—	$0.6
The Company reclassified the following losses on derivatives designated as hedging instruments from other comprehensive income to interest expense:

	For the year ended December 31,
In millions	2025	2024	2023
Interest rate swaps and options designated as cash flow hedges	$—	$(10.1)	$—

Schedule of maximum amount of the credit risk at the reporting dates
The following table sets out the consolidated statement of financial position values of financial assets which represent the maximum amount of the credit risk at the reporting dates:

In millions	December 31, 2025	December 31, 2024
Non-current financial assets
Other non-current financial assets	$68.7	$55.6
Promissory notes	—	4.2
Derivative financial instruments
Cross currency swaps	1.5	—
Foreign exchange derivatives	0.5	2.2

Current financial assets
Hold-to-collect accounts receivables	750.8	630.7
Available for sale receivables	58.5	36.2
Other interest-free receivables	134.3	127.5
Promissory notes	4.4	7.0
Derivative financial instruments
Foreign exchange derivatives	22.3	44.5
Cash and cash equivalents	652.3	345.4

Schedule of fair values and total notional values for derivative assets in consideration
The fair values and total notional values for derivative assets in consideration of their contractual maturities are as follows:

	December 31, 2025
In millions	Fair value	Notional value	2026	2027	2028 and after
Hedge accounting-related
Foreign exchange derivatives hedging cash flows from operations	$(38.6)	$3,058.5	$2,711.5	$347.0	$—
Cross-currency swaps	1.5	50.0	—	—	50.0

Other derivative contracts
Foreign exchange derivatives	3.6	1,951.0	1,951.0	—	—

	December 31, 2024
In millions	Fair value	Notional value	2025	2026	2027 and after
Hedge accounting-related
Foreign exchange derivatives hedging cash flows from operations	$32.7	$1,701.0	$1,479.6	$221.4	$—
Cross-currency swaps	(1.2)	50.0	—	—	50.0

Other derivative contracts
Foreign exchange derivatives	(4.1)	1,559.5	1,559.5	—	—

Schedule of financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2025:

	Related amounts not set off
In millions	Gross amount of derivative financial instruments	Related assets/(liabilities) subject to master netting agreements	Collateral given/(received)	Net exposure
Derivative assets	$43.7	$(43.1)	$—	$0.6
Derivative liabilities	(77.2)	43.1	—	(34.1)
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as at December 31, 2024:

	Related amounts not set off
In millions	Gross amount of derivative financial instruments	Related assets/(liabilities) subject to master netting agreements	Collateral given/(received)	Net exposure
Derivative assets	$57.4	$(29.1)	$—	$28.3
Derivative liabilities	(30.0)	29.1	—	(0.9)